Share-based Payments - Schedule of Weighted Average Exercise Prices for Options Granted (Details)	12 Months Ended
	Dec. 31, 2024 £ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 £ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 £ / shares	Dec. 31, 2022 $ / shares
Weighted Average Options granted [Line Items]
Weighted average exercise price (in dollars per share) | £ / shares	£ 1.87		£ 2.22		£ 2.04
Entrega
Weighted Average Options granted [Line Items]
Weighted average exercise price (in dollars per share)		$ 0		$ 0		$ 0.02
Follica
Weighted Average Options granted [Line Items]
Weighted average exercise price (in dollars per share)		0		0		1.86
Vedanta
Weighted Average Options granted [Line Items]
Weighted average exercise price (in dollars per share)		0		0		14.94
Seaport
Weighted Average Options granted [Line Items]
Weighted average exercise price (in dollars per share)		$ 1.28		$ 0		$ 0